Income Taxes:	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Note 7 – Income Taxes:

The Company incurred a net operating loss for income tax purposes of approximately $29,000,000 for the period from October 31, 2012 (inception) through September 30, 2016. The net operating loss carryforwards resulted in a deferred tax asset of approximately $10.5 million at September 30, 2016. Income tax effects of share-based payments are recognized in the financial statements for those awards that will normally result in tax deductions under existing tax law. Under current U.S. federal tax law, the Company would receive a compensation expense deduction related to non-qualified stock options only when those options are exercised. Accordingly, the financial statement recognition of compensation cost for non-qualified stock options creates a deductible temporary difference which results in a deferred tax asset of approximately $477,000 as of September 30, 2016. The Company does not recognize a tax benefit for compensation expense related to incentive stock options (“ISOs”) unless the underlying shares are disposed of in a disqualifying disposition. Accordingly, compensation expense related to ISOs is treated as a permanent difference for income tax purposes. These deferred tax assets are reduced to zero by an offsetting valuation allowance. As a result, there is no provision for income taxes.

Note 7 – Income Taxes:

The Company incurred a net operating loss for income tax purposes of $22,404,364 for the period from October 31, 2012 (inception) through December 31, 2015. The net operating loss carryforwards resulted in a deferred tax asset of approximately $7,625,000 at December 31, 2015. Income tax effects of share-based payments are recognized in the financial statements for those awards that will normally result in tax deductions under existing tax law. Under current U.S. federal tax law, the Company would receive a compensation expense deduction related to non-qualified stock options only when those options are exercised. Accordingly, the financial statement recognition of compensation cost for non-qualified stock options creates a deductible temporary difference which results in a deferred tax asset of approximately $300,000 as of December 31, 2015. The Company does not recognize a tax benefit for compensation expense related to incentive stock options (ISOs) unless the underlying shares are disposed of in a disqualifying disposition. Accordingly, compensation expense related to ISOs is treated as a permanent difference for income tax purposes. These deferred tax assets are reduced to zero by an offsetting valuation allowance. As a result, there is no provision for income taxes.